DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2023
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION	DEPRECIATION AND AMORTIZATION:

	2023	2022

Depreciation of property, plant and equipment (note 9)	$101,161	$102,314
Depreciation of right-of-use assets (note 10)	13,356	14,777
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,716)	(11,317)
Amortization of intangible assets, excluding software (note 11)	8,275	13,755
Amortization of software (note 11)	5,568	5,397
Depreciation and amortization included in net earnings	$121,644	$124,926